Inventories	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
Inventories

Inventories consisted of the following:

	As at December 31,	As at December 31,
USD'000	2020	2019
Raw materials	543	636
Work in progress	1,931	2,151
Total inventories	2,474	2,787

In the years ended December 31, 2020, 2019 and 2018, the Group recorded inventory obsolescence charges in the income statement of respectively USD 156,188 USD 26,249 and USD 90,567 on raw materials, and USD 301,215 USD 508,938 and USD 193,213 on work in progress.